Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2023	$ 2,980		$ 19,055,407	$ 745,590	$ 8,111,900	$ (961,635)	$ 26,954,242
Balance, shares at Mar. 31, 2023	14,900,000
Net loss for the year					(4,722,146)		(4,722,146)
Mandatory conversion of convertible note	$ 110		(110)
Mandatory conversion of convertible note, shares	549,451
Foreign currency translation adjustment						(733,539)	(733,539)
Balance at Mar. 31, 2024	$ 3,090		19,055,297	745,590	3,389,754	(1,695,174)	21,498,557
Balance, shares at Mar. 31, 2024	15,449,451
Net loss for the year					(7,581,452)		(7,581,452)
Foreign currency translation adjustment						107,698	107,698
Shares issued to management	$ 96		436,704				436,800
Shares issued to management, shares	480,000
Appropriation to statutory reserve				40,590	(40,590)
Disposal of VIE			(1,619,774)	(745,590)		1,649,736	(715,628)
Balance at Mar. 31, 2025	$ 3,186		17,872,227	40,590	(4,232,288)	62,260	13,745,975
Balance, shares at Mar. 31, 2025	15,929,451
Net loss for the year					(8,499,053)		(8,499,053)
Foreign currency translation adjustment						347,962	347,962
Stock-based compensation	$ 54	$ 200	1,199,946				1,200,200
Stock-based compensation, shares	270,000	1,000,000
Balance at Mar. 31, 2026	$ 3,240	$ 200	$ 19,072,173	$ 40,590	$ (12,731,341)	$ 410,222	$ 6,795,084
Balance, shares at Mar. 31, 2026	16,199,451	1,000,000